Schedule of Investments (unaudited)
February 28, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.9%
AGL Energy Ltd.	1,079,476	$ 7,031,742
ANZ Group Holdings Ltd.	180,355	3,352,550
Aristocrat Leisure Ltd.	345,351	15,524,178
Aurizon Holdings Ltd.	891,695	1,804,427
BHP Group Ltd.	1,526,347	36,986,694
Brambles Ltd.	92,612	1,208,211
Commonwealth Bank of Australia	207,974	20,378,590
Computershare Ltd.	297,928	7,642,402
Evolution Mining Ltd.	481,813	1,845,969
Glencore PLC	11,844,514	47,604,077
GPT Group (The)	125,748	361,499
Insurance Australia Group Ltd.	33,074	163,311
JB Hi-Fi Ltd.	747	42,952
Macquarie Group Ltd.	4,061	576,637
Mirvac Group	22,112	28,550
Northern Star Resources Ltd.	1,125,635	12,159,992
Pro Medicus Ltd.	7,537	1,201,543
Qantas Airways Ltd.(a)	513,327	3,050,692
QBE Insurance Group Ltd.	250,922	3,368,922
REA Group Ltd.	57,268	8,559,527
Rio Tinto PLC	43,112	2,604,951
Rocketboots Ltd.(a)(b)	1,389	84
Santos Ltd.	2,361,532	9,645,221
Scentre Group	809,892	1,701,821
Sonic Healthcare Ltd.	303,327	5,195,933
South32 Ltd.	1,737,810	3,830,474
Suncorp Group Ltd.	2,334	29,325
Technology One Ltd.	110,693	2,043,845
Telstra Group Ltd.	2,186,844	5,647,769
Transurban Group	1,043,452	8,560,655
		212,152,543
Austria — 0.1%
OMV AG	54,197	2,396,017
Belgium — 0.0%
Ageas SA/NV	1,782	97,566
Groupe Bruxelles Lambert NV	17,227	1,230,088
		1,327,654
China — 0.6%
BOC Hong Kong Holdings Ltd.	1,314,500	4,633,627
Budweiser Brewing Co. APAC Ltd.(c)	444,000	476,124
Prosus NV, Class N	301,388	13,271,951
Yangzijiang Shipbuilding Holdings Ltd.	2,081,400	3,674,864
		22,056,566
Denmark — 2.1%
AP Moller - Maersk A/S, Class A	991	1,720,174
AP Moller - Maersk A/S, Class B, NVS	8,675	15,262,089
Danske Bank A/S	19,379	651,778
Demant A/S(a)	2,193	78,944
Genmab A/S(a)	20,701	4,665,380
GN Store Nord AS(a)	8,712	154,699
Novo Nordisk A/S, Class B	533,119	48,362,744
Pandora A/S	2,279	402,470
Vestas Wind Systems A/S(a)	411,611	5,797,010
		77,095,288
Finland — 0.5%
Elisa Oyj	44,645	2,053,496
Nokia Oyj	936,460	4,499,104
Security	Shares	Value
Finland (continued)
Nordea Bank Abp	492,594	$ 6,483,753
Wartsila Oyj Abp	261,696	4,980,161
		18,016,514
France — 9.8%
Air Liquide SA	24,228	4,445,852
Amundi SA(c)	32,279	2,319,032
AXA SA	985,897	38,546,979
BNP Paribas SA	718,426	54,443,990
Bollore SE	660	3,998
Bouygues SA	59,115	2,024,456
Bureau Veritas SA	236,219	7,103,921
Capgemini SE	86,290	13,399,599
Cie Generale des Etablissements Michelin SCA	248,141	8,819,306
Covivio SA	268	14,602
Credit Agricole SA	1,348,166	22,477,643
Danone SA	270,046	19,272,320
Dassault Systemes SE	24,943	989,104
Eiffage SA	58,884	5,914,870
Engie SA	1,189,945	21,287,278
Gecina SA	30,309	2,841,110
Hermes International SCA	5,155	14,714,602
Ipsen SA	4,804	557,178
La Francaise des Jeux SACA, Class A(c)	229	8,749
L’Oreal SA	14,817	5,447,700
LVMH Moet Hennessy Louis Vuitton SE	69,380	50,131,207
Orange SA	561,950	6,733,956
Publicis Groupe SA	870	86,399
Safran SA	91,798	24,035,969
Sanofi SA	246,935	26,979,436
TotalEnergies SE	3,900	235,144
Valeo SE	499,631	5,252,451
Veolia Environnement SA	557,481	16,705,984
Vinci SA	9,104	1,047,396
		355,840,231
Germany — 11.2%
adidas AG, Class N	173,832	44,433,317
Allianz SE, Registered Shares	135,368	46,359,560
Continental AG	75,208	5,395,675
Deutsche Bank AG, Registered Shares	982,989	21,208,855
Deutsche Boerse AG, Registered Shares	1,923	501,562
Deutsche Post AG, Registered Shares	350,643	13,709,489
Deutsche Telekom AG, Registered Shares	1,702,608	61,442,536
E.ON SE, Class N	967,305	12,337,577
Evonik Industries AG	292,694	5,816,351
Fresenius Medical Care AG	87,982	4,266,887
Fresenius SE & Co. KGaA(a)	265,642	10,620,638
Hannover Rueck SE, Registered Shares	9,893	2,630,733
Henkel AG & Co. KGaA	29,183	2,227,867
Henkel AG & Co. KGaA, Preference Shares, NVS	121,512	10,483,024
Hugo Boss AG	16,557	756,758
Infineon Technologies AG, Class N	344,727	12,786,995
Merck KGaA	49,369	7,010,622
Porsche Automobil Holding SE, Preference Shares, NVS	1,820	70,838
Rational AG	1,176	1,061,213
SAP SE	346,887	96,261,634
Siemens AG, Registered Shares	145,452	33,370,718
Siemens Energy AG(a)	39,661	2,280,767
Siemens Healthineers AG(c)	52,564	2,938,076
Symrise AG	6,197	623,533
Zalando SE(a)(c)	190,154	6,849,107
		405,444,332

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 1.4%
AIA Group Ltd.	2,906,600	$ 22,318,004
ASMPT Ltd.	17,100	134,469
CLP Holdings Ltd.	544,000	4,507,099
Jardine Matheson Holdings Ltd.	26,800	1,071,320
Link REIT	1,646,800	7,484,848
Sino Land Co. Ltd.	636,000	636,904
Sun Hung Kai Properties Ltd.	237,000	2,230,528
Swire Pacific Ltd., Class A	500	4,150
Techtronic Industries Co. Ltd.	572,500	8,011,967
WH Group Ltd.(c)	6,588,500	5,383,296
Wharf Real Estate Investment Co. Ltd.	4,000	10,423
		51,793,008
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	56,163
Ireland — 0.2%
Kerry Group PLC, Class A	58,184	6,118,125
Israel — 0.6%
Bank Hapoalim BM	242,808	3,313,401
Bank Leumi Le-Israel BM	288,592	3,826,857
Israel Discount Bank Ltd., Class A	237,593	1,836,134
Mizrahi Tefahot Bank Ltd.	106,756	5,008,055
Nice Ltd.(a)	46,531	6,453,173
		20,437,620
Italy — 1.6%
A2A SpA	2,160,173	4,916,818
Amplifon SpA	1,516	38,546
Banca Monte dei Paschi di Siena SpA	2,406,980	17,492,747
Buzzi SpA	3,209	144,798
Coca-Cola HBC AG	7,305	309,556
DiaSorin SpA	4,599	486,386
Enel SpA	117,988	864,029
Intesa Sanpaolo SpA	2,985,628	14,713,006
Italgas SpA	11,117	71,208
Mediobanca Banca di Credito Finanziario SpA	1,673	29,822
MFE-MediaForEurope NV, Class A	23	78
MFE-MediaForEurope NV, Class B	2	9
Poste Italiane SpA(c)	282,358	4,557,453
Prysmian SpA	10,587	629,844
UniCredit SpA	268,641	14,171,156
Unipol Assicurazioni SpA	52,303	781,236
		59,206,692
Japan — 21.7%
Advantest Corp.	22,100	1,238,417
AGC, Inc.	91,700	2,751,516
Amada Co. Ltd.	444,600	4,254,482
Asahi Group Holdings Ltd.	121,900	1,511,978
Asahi Intecc Co. Ltd.	115,000	1,880,164
Asahi Kasei Corp.	793,800	5,395,882
Astellas Pharma, Inc.	1,124,200	10,935,275
Bandai Namco Holdings, Inc.	50,400	1,682,310
Bridgestone Corp.	43,400	1,691,625
Brother Industries Ltd.	5,800	112,017
Canon, Inc.	646,200	21,875,142
Chubu Electric Power Co., Inc.	40,700	430,109
Concordia Financial Group Ltd.	37,400	218,982
Dai Nippon Printing Co. Ltd.	17,200	250,337
Daifuku Co. Ltd.	5,800	151,960
Dai-ichi Life Holdings, Inc.	170,300	5,049,644
Daikin Industries Ltd.	145,300	15,212,201
Daito Trust Construction Co. Ltd.	36,500	3,793,363
Security	Shares	Value
Japan (continued)
Daiwa House Industry Co. Ltd.	35,700	$ 1,175,288
Daiwa Securities Group, Inc.	306,000	2,156,847
Denso Corp.	64,400	835,296
DMG Mori Co. Ltd.	251,800	4,494,188
FANUC Corp.	339,300	9,767,603
Fujitsu Ltd.	317,800	6,130,321
Hitachi Ltd.	1,197,100	30,425,612
Hulic Co. Ltd.	131,700	1,229,549
ITOCHU Corp.	176,600	7,804,368
J Front Retailing Co. Ltd.	251,300	3,287,264
Japan Exchange Group, Inc.	174,400	1,855,046
Japan Post Bank Co. Ltd.	252,400	2,547,686
Japan Post Holdings Co. Ltd.	358,100	3,822,119
Japan Post Insurance Co. Ltd.	36,800	717,252
Kakaku.com, Inc.	239,300	3,450,331
Kansai Electric Power Co., Inc. (The)	129,000	1,492,740
Kao Corp.	37,100	1,596,245
Keyence Corp.	16,700	6,661,255
Kyocera Corp.	488,600	5,435,942
Lixil Corp.	47,900	544,853
LY Corp.	2,338,000	7,892,148
Marubeni Corp.	556,900	8,768,958
Mazda Motor Corp.	1,000,900	6,728,281
MISUMI Group, Inc.	144,200	2,357,271
Mitsubishi Chemical Group Corp.	950,600	4,826,506
Mitsubishi Corp.	1,485,100	24,810,446
Mitsubishi Electric Corp.	955,500	14,831,598
Mitsubishi Estate Co. Ltd.	110,700	1,628,148
Mitsubishi HC Capital, Inc.	140,300	948,482
Mitsubishi UFJ Financial Group, Inc.	3,456,600	44,066,931
Mitsui & Co. Ltd.	424,600	7,956,615
Mitsui Fudosan Co. Ltd.	708,600	6,164,235
Mizuho Financial Group, Inc.	452,600	12,718,249
MS&AD Insurance Group Holdings, Inc.	683,400	14,372,411
Murata Manufacturing Co. Ltd.	1,613,200	27,596,699
NEC Corp.	52,100	5,085,558
Nippon Express Holdings, Inc.	13,900	246,226
Nippon Telegraph & Telephone Corp.	5,909,800	5,721,552
Nissan Chemical Corp.	28,600	825,317
Nomura Holdings, Inc.	4,736,900	30,860,759
Nomura Real Estate Holdings, Inc.	127,400	3,636,816
Nomura Research Institute Ltd.	66,800	2,194,819
Obayashi Corp.	353,200	4,785,124
Olympus Corp.	709,600	9,734,214
Ono Pharmaceutical Co. Ltd.	40,400	435,723
ORIX Corp.	655,000	13,602,416
Otsuka Corp.	400	8,742
Panasonic Holdings Corp.	1,040,900	12,873,599
Recruit Holdings Co. Ltd.	689,600	41,107,360
Resona Holdings, Inc.	362,800	2,838,647
Sankyo Co. Ltd.	4,500	63,742
SBI Holdings, Inc.	2,600	75,800
Shimizu Corp.	155,800	1,436,620
Shin-Etsu Chemical Co. Ltd.	1,700	51,256
Shionogi & Co. Ltd.	249,300	3,734,691
Skylark Holdings Co. Ltd.	146,900	2,475,360
SMC Corp.	200	72,424
SoftBank Corp.	5,499,800	7,840,225
SoftBank Group Corp.	183,100	10,200,143
Sojitz Corp.	79,600	1,748,065
Sompo Holdings, Inc.	169,800	5,055,320
Sony Group Corp.	2,007,800	50,227,714
Subaru Corp.	359,500	6,665,212

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Chemical Co. Ltd.	4,766,500	$ 11,206,542
Sumitomo Corp.	501,200	11,254,919
Sumitomo Mitsui Financial Group, Inc.	1,253,300	31,905,576
Sumitomo Mitsui Trust Group, Inc.	396,300	10,164,292
Suzuki Motor Corp.	512,200	6,272,452
T&D Holdings, Inc.	89,500	1,883,237
Takeda Pharmaceutical Co. Ltd.	973,900	28,104,124
TDK Corp.	235,700	2,522,339
Terumo Corp.	558,000	9,963,586
Tokio Marine Holdings, Inc.	625,900	22,289,081
Tokyo Electron Ltd.	216,300	32,344,685
Tokyo Tatemono Co. Ltd.	123,100	1,965,732
Tokyu Fudosan Holdings Corp.	481,700	3,145,114
Tosoh Corp.	3,600	49,194
Toyota Industries Corp.	4,700	408,448
Toyota Motor Corp.	859,600	15,593,629
Toyota Tsusho Corp.	437,700	7,341,620
Ulvac, Inc.	72,200	2,641,516
Unicharm Corp.	193,000	1,449,436
USS Co. Ltd.	98,000	896,444
Yokogawa Electric Corp.	6,400	122,701
		784,660,298
Luxembourg — 0.0%
SES SA	9	39
Netherlands — 4.2%
Adyen NV(a)(c)	3,426	6,253,832
Aegon Ltd.	994,272	6,295,207
Argenx SE(a)	9,243	5,776,731
ASML Holding NV	80,076	56,955,768
ASR Nederland NV	7,464	396,057
Euronext NV(c)	27,411	3,462,979
EXOR NV	20,276	1,975,444
Heineken Holding NV	1,141	83,771
Heineken NV	122,629	10,358,689
ING Groep NV	1,897,721	33,784,243
Koninklijke KPN NV	22,705	86,678
Koninklijke Philips NV(a)	326,178	8,489,771
NN Group NV	139,639	7,080,350
Wolters Kluwer NV, Class C	74,931	11,523,449
		152,522,969
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	22,884	437,538
Xero Ltd.(a)	165,070	17,705,385
		18,142,923
Norway — 0.6%
Aker BP ASA	158,607	3,289,421
DNB Bank ASA	134,645	3,106,775
Equinor ASA	42,393	984,528
Kongsberg Gruppen ASA	61,388	7,468,095
Telenor ASA	495,039	6,408,130
		21,256,949
Singapore — 2.1%
DBS Group Holdings Ltd.	581,360	19,854,886
Singapore Telecommunications Ltd.	13,083,100	33,000,594
STMicroelectronics NV	601,303	15,065,888
United Overseas Bank Ltd.	243,000	6,883,866
		74,805,234
Spain — 1.8%
Acciona SA	800	97,550
ACS Actividades de Construccion y Servicios SA	147,654	7,885,629
Security	Shares	Value
Spain (continued)
Amadeus IT Group SA	125,940	$ 9,510,341
Banco Bilbao Vizcaya Argentaria SA	1,050,231	13,921,907
Banco Santander SA	4,321,049	27,737,497
Bankinter SA	173,372	1,672,435
Endesa SA	54,545	1,210,541
Telefonica SA	937,784	4,181,454
		66,217,354
Sweden — 3.0%
AddTech AB, B Shares	54,907	1,654,809
Alfa Laval AB	184,706	7,982,539
Assa Abloy AB, Class B	570,053	17,490,166
Atlas Copco AB, A Shares	663,898	11,335,958
Atlas Copco AB, B Shares	270,497	4,040,593
Essity AB, Class B	223,263	6,143,872
Getinge AB, B Shares	5,439	107,526
H & M Hennes & Mauritz AB, B Shares	107,918	1,447,044
Industrivarden AB, A Shares	19,434	735,028
Investment AB Latour, B Shares	157	4,262
Investor AB, B Shares	368,532	10,973,046
L E Lundbergforetagen AB, B Shares	16,131	804,833
Sandvik AB	364,630	7,929,296
Securitas AB, B Shares	25,224	364,661
Skanska AB, B Shares	169,924	4,031,781
Svenska Handelsbanken AB, A Shares	1,130,139	14,196,194
Swedbank AB, A Shares	164,948	3,968,072
Swedish Orphan Biovitrum AB(a)	79,978	2,351,581
Tele2 AB, B Shares	181	2,146
Telefonaktiebolaget LM Ericsson, B Shares	1,456,140	11,976,401
		107,539,808
Switzerland — 5.2%
ABB Ltd., Registered Shares	740,034	39,890,672
Belimo Holding AG, Registered Shares	8,138	5,510,915
Cie Financiere Richemont SA, Registered Shares	101,022	20,700,725
Clariant AG, Registered Shares	15,872	176,393
DSM-Firmenich AG	158,567	16,992,367
Flughafen Zurich AG, Registered Shares	16,677	4,103,516
Givaudan SA, Registered Shares	7,347	33,109,968
Helvetia Holding AG, Registered Shares	5,330	1,001,384
Logitech International SA, Registered Shares	119,612	11,852,460
Medmix AG(c)	2	25
Nestlé SA, Registered Shares	456,610	44,078,216
Schindler Holding AG, NVS	791	242,849
Schindler Holding AG, Registered Shares	5,344	1,575,242
SGS SA, Registered Shares	83,759	8,610,900
Zurich Insurance Group AG, Class N	523	345,541
		188,191,173
United Kingdom — 14.0%
Admiral Group PLC	8,888	322,253
AstraZeneca PLC	396,236	59,949,954
Aviva PLC	54,098	372,220
BAE Systems PLC	2,585,678	46,235,984
Barclays PLC	1,086,620	4,289,289
Barratt Redrow PLC	280,303	1,516,156
Berkeley Group Holdings PLC	19,601	891,926
British American Tobacco PLC	250,394	9,719,246
British Land Co. PLC (The)	528,586	2,405,092
Bunzl PLC	12,385	526,932
CK Hutchison Holdings Ltd.	3,977,500	19,889,621
Close Brothers Group PLC(a)	15	63
Compass Group PLC	60,148	2,105,540
ConvaTec Group PLC(c)	96,366	315,927
Direct Line Insurance Group PLC	257,173	898,030

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Drax Group PLC	214	$ 1,642
Endeavour Mining PLC	824	16,099
Experian PLC	560,371	26,694,488
Halma PLC	33,950	1,203,677
HSBC Holdings PLC	1,271,133	15,074,986
IG Group Holdings PLC	405,345	4,875,945
IMI PLC	8,157	207,430
Imperial Brands PLC	556,385	19,578,584
Informa PLC	1,520,184	16,536,089
Intertek Group PLC	228,777	14,848,504
J Sainsbury PLC	1,415,084	4,614,539
Johnson Matthey PLC	93,506	1,690,552
Land Securities Group PLC	21,502	153,374
London Stock Exchange Group PLC	45,444	6,795,134
Marks & Spencer Group PLC	69,802	313,288
NatWest Group PLC	4,812,996	29,166,671
Next PLC	1,155	146,469
Persimmon PLC	61,372	934,850
RELX PLC	334,095	16,146,271
Rolls-Royce Holdings PLC(a)	4,945,203	46,684,731
Sage Group PLC (The)	819,712	13,139,163
Shell PLC	1,938,489	64,775,340
Smiths Group PLC	425,548	10,832,420
Standard Chartered PLC	355,511	5,723,831
Taylor Wimpey PLC	2,050,279	2,942,730
Tesco PLC	5,221,157	25,035,587
Unilever PLC	301,073	17,059,064
Vodafone Group PLC	15,912,282	14,048,792
		508,678,483
United States — 8.3%
BP PLC	2,443,846	13,446,909
Carnival PLC(a)	658	14,252
CSL Ltd.	89,139	14,528,998
GSK PLC	1,827,328	33,717,770
Security	Shares	Value
United States (continued)
Holcim AG	380,811	$ 41,744,893
Novartis AG, Registered Shares	744,538	81,020,527
Roche Holding AG, NVS	261,136	86,966,207
Roche Holding AG	6,779	2,378,973
Schneider Electric SE	103,210	25,357,100
		299,175,629
Total Long-Term Investments — 95.4% (Cost: $3,034,196,569)		3,453,131,612
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	448	448
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(f)(g)	278,956,671	278,956,671
Total Investments — 103.1% (Cost: $3,313,153,688)		3,732,088,731
Liabilities in Excess of Other Assets — (3.1)%		(111,168,338)
Net Assets — 100.0%		$ 3,620,920,393

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $56,163, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 760,404	$ —	$ (760,388)(a)	$ 432	$ —	$ 448	448	$ 1,324 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	60,864,854	218,091,817 (a)	—	—	—	278,956,671	278,956,671	2,108,189	—
				$ 432	$ —	$ 278,957,119		$ 2,109,513	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage International Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1,093	03/21/25	$ 132,778	$ 84,531
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 84	$ 212,152,459	$ —	$ 212,152,543
Austria	—	2,396,017	—	2,396,017
Belgium	—	1,327,654	—	1,327,654
China	—	22,056,566	—	22,056,566
Denmark	—	77,095,288	—	77,095,288
Finland	2,053,496	15,963,018	—	18,016,514
France	—	355,840,231	—	355,840,231
Germany	—	405,444,332	—	405,444,332
Hong Kong	4,150	51,788,858	—	51,793,008
India	—	—	56,163	56,163
Ireland	—	6,118,125	—	6,118,125
Israel	—	20,437,620	—	20,437,620
Italy	—	59,206,692	—	59,206,692
Japan	51,256	784,609,042	—	784,660,298
Luxembourg	—	39	—	39
Netherlands	—	152,522,969	—	152,522,969
New Zealand	—	18,142,923	—	18,142,923
Norway	6,408,130	14,848,819	—	21,256,949
Singapore	—	74,805,234	—	74,805,234
Spain	—	66,217,354	—	66,217,354
Sweden	—	107,539,808	—	107,539,808
Switzerland	—	188,191,173	—	188,191,173
United Kingdom	899,672	507,778,811	—	508,678,483
United States	—	299,175,629	—	299,175,629

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$ 278,957,119	$ —	$ —	$ 278,957,119
	$ 288,373,907	$ 3,443,658,661	$ 56,163	$ 3,732,088,731
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 84,531	$ —	$ —	$ 84,531

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust